Shareholder Report, Average Annual Return (Details)	12 Months Ended																														13 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013	Apr. 02, 2013	May 31, 2012	May 31, 2011	May 31, 2010	Oct. 02, 2009	May 31, 2009	May 31, 2008	May 31, 2007	Sep. 15, 2006	May 31, 2006	May 31, 2005	May 31, 2004	May 31, 2003	May 31, 2002	May 31, 2001	May 31, 2000	May 31, 1999	Mar. 03, 1999	May 31, 2024	May 31, 2024	May 31, 2024
NORTH SQUARE SPECTRUM ALPHA FUND CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	20.83%																															6.78%	6.34%
NORTH SQUARE SPECTRUM ALPHA FUND CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	28.78%																															8.33%	7.28%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	05/31/2024	05/31/2023	05/01/2023
Average Annual Return, Percent	24.30%																														21.13%
NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	32.14%																															14.03%	11.03%
NORTH SQUARE MULTI STRATEGY FUND CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013		May-2012	May-2011	May-2010		May-2009	May-2008	May-2007		May-2006	May-2005	May-2004	May-2003	May-2002	May-2001	May-2000	May-1999	03/01/99
Average Annual Return, Percent	14.07%																															9.85%	8.60%
NORTH SQUARE MULTI STRATEGY FUND CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	21.34%																															11.56%	9.56%
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	21.51%																															12.68%	11.00%
North Square Tactical Growth Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013	04/01/13
Average Annual Return, Percent	10.24%																															7.45%	6.04%
North Square Tactical Growth Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013	04/01/13
Average Annual Return, Percent	15.10%																															7.90%	5.87%
North Square Tactical Growth Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018		May-2016	May-2015	May-2014
Average Annual Return, Percent	17.25%																															9.00%	6.94%
North Square Tactical Defensive Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013		May-2012	May-2011	May-2010		May-2009	May-2008	May-2007	09/15/06
Average Annual Return, Percent	7.70%																															4.29%	4.17%
North Square Tactical Defensive Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014	May-2013		May-2012	May-2011	May-2010	10/01/09
Average Annual Return, Percent	12.44%																															4.72%	3.98%
North Square Tactical Defensive Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	14.56%																															5.76%	5.01%
North Square Trilogy Alternative Return Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	(5.72%)																															(0.67%)	(0.07%)
North Square Trilogy Alternative Return Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	(1.73%)																															(0.25%)	(0.25%)
North Square Trilogy Alternative Return Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	0.33%																															0.77%	0.76%
Russell 3000 Total Return Index [Member] | NORTH SQUARE SPECTRUM ALPHA FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
Without Sales Load [Member] | NORTH SQUARE SPECTRUM ALPHA FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	28.23%																															8.06%	6.97%
Without Sales Load [Member] | NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	31.88%																														27.97%
Without Sales Load [Member] | NORTH SQUARE MULTI STRATEGY FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%																															11.16%	9.25%
Without Sales Load [Member] | North Square Tactical Growth Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	16.99%																															8.73%	6.67%
Without Sales Load [Member] | North Square Tactical Growth Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.10%																															7.90%	5.87%
Without Sales Load [Member] | North Square Tactical Defensive Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	14.27%																															5.52%	4.78%
Without Sales Load [Member] | North Square Tactical Defensive Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.44%																															4.72%	3.98%
Without Sales Load [Member] | North Square Trilogy Alternative Return Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	0.06%																															0.51%	0.52%
Without Sales Load [Member] | North Square Trilogy Alternative Return Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.74%)																															(0.25%)	(0.25%)
Russell 2000 Total Return Index [Member] | NORTH SQUARE SPECTRUM ALPHA FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%																															8.61%	7.66%
Russell 2000 Index [Member] | NORTH SQUARE SPECTRUM ALPHA FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%																															7.15%	6.20%
North Square Spectrum Alpha Fund Class I Russell 3000 Total Return Index [Member] | NORTH SQUARE SPECTRUM ALPHA FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Spectrum Alpha Fund Class I Russell 2000 Total Return Index [Member] | NORTH SQUARE SPECTRUM ALPHA FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%																															8.61%	7.66%
North Square Spectrum Alpha Fund Class I Russell 2000 Index [Member] | NORTH SQUARE SPECTRUM ALPHA FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%																															7.15%	6.20%
North Square Dynamic Small Cap Fund Class A Russell 3000 Total Return Index [Member] | NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																														25.72%
North Square Dynamic Small Cap Fund Class A Russell 2000 Total Return Index [Member] | NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%																														17.43%
North Square Dynamic Small Cap Fund Class I Russell 3000 Total Return Index [Member] | NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Dynamic Small Cap Fund Class I Russell 2000 Total Return Index [Member] | NORTH SQUARE DYNAMIC SMALL CAP FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%																															8.61%	7.66%
North Square Multi Strategy Fund Class A Russell 3000 Total Return Index [Member] | NORTH SQUARE MULTI STRATEGY FUND CLASS A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Multi Strategy Fund Class I Russell 3000 Total Return Index [Member] | NORTH SQUARE MULTI STRATEGY FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
Bloomberg U S Aggregate Bond Index [Member] | NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%																															(0.17%)	1.26%
I C E Bof A M L Fixed Rate Preferred Securities Index [Member] | NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND CLASS I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%																															2.58%	4.23%
North Square Tactical Growth Fund Class A Russell 3000 Total Return Index [Member] | North Square Tactical Growth Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
Morningstar Moderately Aggressive Target Risk Index [Member] | North Square Tactical Growth Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%																															8.55%	6.99%
North Square Tactical Growth Fund Class C Russell 3000 Total Return Index [Member] | North Square Tactical Growth Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Tactical Growth Fund Class C Morningstar Moderately Aggressive Target Risk Index [Member] | North Square Tactical Growth Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%																															8.55%	6.99%
North Square Tactical Growth Fund Class I Russell 3000 Total Return Index [Member] | North Square Tactical Growth Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Tactical Growth Fund Class I Morningstar Moderately Aggressive Target Risk Index [Member] | North Square Tactical Growth Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	17.14%																															8.55%	6.99%
North Square Tactical Defensive Fund Class A Russell 3000 Total Return Index [Member] | North Square Tactical Defensive Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Tactical Defensive Fund Class A Morningstar Moderately Aggressive Target Risk Index [Member] | North Square Tactical Defensive Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%																															6.54%	5.63%
North Square Tactical Defensive Fund Class C Russell 3000 Total Return Index [Member] | North Square Tactical Defensive Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Tactical Defensive Fund Class C Morningstar Moderate Target Risk Index [Member] | North Square Tactical Defensive Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%																															6.54%	5.63%
North Square Tactical Defensive Fund Class I Member Russell 3000 Total Return Index [Member] | North Square Tactical Defensive Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.58%																															15.00%	12.09%
North Square Tactical Defensive Fund Class I Member Morningstar Moderate Target Risk Index [Member] | North Square Tactical Defensive Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.09%																															6.54%	5.63%
North Square Trilogy Alternative Return Fund Class A Bloomberg U S Aggregate Bond Index [Member] | North Square Trilogy Alternative Return Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%																															(0.17%)	1.26%
North Square Trilogy Alternative Return Fund Class A H F R X Absolute Return Index [Member] | North Square Trilogy Alternative Return Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%																															2.81%	2.06%
North Square Trilogy Alternative Return Fund Class C Bloomberg U S Aggregate Bond Index [Member] | North Square Trilogy Alternative Return Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%																															(0.17%)	1.26%
North Square Trilogy Alternative Return Fund Class C H F R X Absolute Return Index [Member] | North Square Trilogy Alternative Return Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%																															2.81%	2.06%
North Square Trilogy Alternative Return Fund Class I Bloomberg U S Aggregate Bond Index [Member] | North Square Trilogy Alternative Return Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%																															(0.17%)	1.26%
North Square Trilogy Alternative Return Fund Class I H F R X Absolute Return Index [Member] | North Square Trilogy Alternative Return Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%																															2.81%	2.06%